Capital Stock and Changes in Capital Accounts (Narrative stocks) (Details)				6 Months Ended
	Jun. 09, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares	Jan. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares	May 26, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Jun. 22, 2021 Item
Class Of Stock [Line Items]
Cash dividends on preferred stock | $				$ 2,884,000	$ 2,884,000
Payments for repurchase of common stock | $				0	928,000
Dividend paid on common stock per share | $ / shares		$ 0.15
Cash dividend | $		$ 15,965,000			38,839,000
Dividends on Common Stock (Note 8(f)) | $				31,931,000
Dividends Paid-in-kind | $	$ 10,761,000
Issuance of stock | $					4,980,000
Dividends Paid-in-kind, per share | $ / shares	$ 0.10
Issuance of Common Stock, shares (Notes 8(e))			2,033,613
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Cash dividends on preferred stock | $				2,884,000	$ 2,884,000
Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Cash dividends on preferred stock | $				$ 0
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized				25,000,000			25,000,000
Preferred stock, Par value per share | $ / shares				$ 0.01			$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized				1,000,000			1,000,000
Issuance of preferred stock, shares				0			0
Preferred stock, Shares outstanding				0			0
Preferred Stock [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized				5,000,000			5,000,000
Preferred stock, Par value per share | $ / shares				$ 0.01			$ 0.01
Issuance of preferred stock, shares				2,600,000			2,600,000
Preferred stock, Shares outstanding				2,600,000			2,600,000
Shares issued price per share | $ / shares				$ 25.00			$ 25.00
Preferred stock liquidation preference per share | $ / shares				$ 25.00			$ 25.00
Preferred stock voting rights				Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred stock dividend rate percentage				8.875%
Preferred stock dividend rate per dollar amount | $ / shares				$ 2.21875
Preferred stock, Redemption price per share | $ / shares				$ 25.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized				10,675			10,675
Issuance of preferred stock, shares				10,675			10,675
Preferred stock, Shares outstanding				10,675			10,675
Shares issued price per share | $ / shares				$ 0.01			$ 0.01
Preferred stock voting rights				The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Preferred stock number of voting rights				1,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized				400			400
Preferred Stock [Member] | Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Preferred stock, Par value per share | $ / shares				$ 0.01			$ 0.01
Issuance of preferred stock, shares				400			400
Preferred stock, Shares outstanding				400			400
Preferred stock voting rights				The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 100,000 votes, on all matters submitted to a vote of the shareholders of the Company, subject to a maximum number of votes eligible to be cast by such holder derived from the Series D Preferred Shares and any other voting security of the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company.
Preferred stock number of voting rights | Item								100,000
Percent of total number of votes entitled to vote on any matter put to shareholders				36.00%
Percent of total number of votes entitled to be cast on matters put to shareholders				15.00%
Common Stock [Member]
Class Of Stock [Line Items]
Issuance of new shares					820,000
Shares issued price per share | $ / shares			$ 3.84
Stock repurchased shares					191,055
Proceeds from issuance of stock, net of expenses | $			$ 0
Issuance of stock | $					$ 8,000
Issuance of Common Stock, shares (Notes 8(e))			2,033,613	2,033,613
Dividends payable amount per share | $ / shares						$ 0.15
Dividends payable | $						$ 15,965,000